Capital Management Policies and Procedures (Tables)	12 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital management

	2024 £’000	2023 £’000
Equity	£639,455	£571,308
Loans and borrowings	144,754	—
Less: Cash and cash equivalents	(62,358)	(164,703)
Total Capital	£721,851	£406,605